Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Redeemable Common Stock [Member]	Common Stock [Member]	Preferred Stock [Member]	Common Stock Issuable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) (Predecessor [Member]) at Dec. 31, 2014		125,680,100
Balance (Predecessor [Member]) at Dec. 31, 2014	$ 500,000	$ 12,477	$ 0	$ 392,950	$ 125,173,973	$ (110,111,848)	$ 15,467,552
Stock-based compensation | Predecessor [Member]					782,755		782,755
Net income (loss) | Predecessor [Member]						(52,808,108)	(52,808,108)
Balance (in shares) (Predecessor [Member]) at Dec. 31, 2015		125,680,100
Balance (Predecessor [Member]) at Dec. 31, 2015	500,000	$ 12,477		392,950	125,956,728	(162,919,956)	(36,557,801)
Stock-based compensation | Predecessor [Member]					55,081		55,081
Net income (loss) | Predecessor [Member]						28,173,934	28,173,934
Elimination of Predecessor Company equity (in shares) | Predecessor [Member]		(125,680,100)
Elimination of Predecessor Company equity | Predecessor [Member]	$ (500,000)	$ (12,477)		$ (392,950)	(126,011,809)	134,746,022	8,328,786
Balance (in shares) (Predecessor [Member]) at May. 04, 2016		0
Balance (Predecessor [Member]) at May. 04, 2016			$ 0				0
Issuance of Successor Company preferred stock (in shares)			29,038
Issuance of Successor Company preferred stock			$ 3		8,288,716		8,288,719
Issuance of Successor Company common stock (in shares)		7,500,000
Issuance of Successor Company common stock		$ 750			9,599,250		9,600,000
Balance (in shares) at May. 05, 2016		7,500,000	29,038
Balance at May. 05, 2016		$ 750	$ 3		17,887,966		17,888,719
Balance (in shares) (Predecessor [Member]) at May. 04, 2016		0
Balance (Predecessor [Member]) at May. 04, 2016			$ 0				0
Net income (loss)							(5,695,027)
Balance (in shares) at Dec. 31, 2016		9,927,112	29,038
Balance at Dec. 31, 2016		$ 993	$ 3		18,180,658	(5,695,627)	12,486,027
Balance (in shares) at May. 05, 2016		7,500,000	29,038
Balance at May. 05, 2016		$ 750	$ 3		17,887,966		17,888,719
Issuance of Successor Company common stock (in shares)		2,264,612
Issuance of Successor Company common stock		$ 226			(226)
Issuance of common stock for services (in shares)		162,500
Issuance of common stock for services		$ 17			217,919		217,936
Stock-based compensation			$ 0		74,999		74,999
Net income (loss)						(5,695,627)	(5,695,627)
Balance (in shares) at Dec. 31, 2016		9,927,112	29,038
Balance at Dec. 31, 2016		$ 993	$ 3		$ 18,180,658	$ (5,695,627)	12,486,027
Net income (loss)							(1,692,600)
Balance at Mar. 31, 2017							$ 10,809,235